STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Grants for the Year	The following grant was made in accordance with the terms of 2010 Share Incentive Plan for the period / year indicated.
Grant Date	Restricted Shares	Grant Price
October 1, 2012	2,100,000	$1.78

Summary of Stock Option Activity Under Stock Option and Incentive Plans

A summary of restricted stock activity under the 2010 share incentive plan for the year ended December 31, 2013 is as follows:

	Number of Shares	Weighted Average Grant Price and Fair Value
Non-vested, December 31, 2012	1,700,000	1.78
Vested shares	(1,700,000)	1.78
Non-vested, December 31, 2013	-	-

Schedule of Assumptions of Warrants
December 31, 2013

Expected volatility	57.00%
Expected term (in years)	4.4
Risk free rate	1.46%
Expected dividend rate	0%

Summary of Warrants Activity

A summary of all warrants outstanding as of December 31, 2013 and December 31, 2012 is presented below:

	Warrants	Exercise Price	Terms

Balance as of December 31, 2012	144,000	$6.00	0.9 years
Granted	500,000	2.20	4.4 years
Exercised	-
Expired	-

Outstanding as of December 31, 2013	644,000

Schedule of Retained Earnings
	December 31, 2013	December 31, 2012

Retained earnings	$116,536,602	$151,890,125
Statutory surplus reserves	11,427,259	11,385,921
	$127,963,861	$163,276,046

Schedule of Statutory Reserves
	Statutory surplus	Registered	Percentage
	reserves	capital	reached

At December 31, 2012	$11,385,921	$83,603,944	14%
Statutory surplus reserves transferred from net profits	41,338	-
Balances at December 31, 2013	$11,427,259	$83,603,944	14%